20. Operating Leases and Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Operating Leases And Other Commitments And Contingencies
Operating Leases and Other Commitments and Contingencies
(i)	Lease and other commitments

The Company has entered into rental agreements for premises as well as into leases for vehicles and the use of licenses. These agreements have an average non-cancellable term of between one and four years with renewal options included in some contracts. In 2017, lease expenses of €472 and license fees of €174 have been recognized in consolidated statement of comprehensive income (2016: €409 and €405; 2015: €356 and €278).

Future minimum lease payment obligations under non-cancellable operating leases as of the reporting date are as follows:

	2016	2017
Within one year	700	470
Between one and five years	541	363
	1,241	833

(i)	Contingencies

Affimed has entered into various license agreements that contingently trigger payments upon achievement of certain milestones and royalty payments upon commercialization of a product in the future.